Employee Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Employee Expenses

(€‘000)	For the year ended December 31,
	2022	2021	2020
Salaries, wages and fees	7 470	7 975	7 139
Executive Committee compensation	3 599	3 115	2 773
Share-based payments	1 624	2 172	2 782
Social security	1 237	1 444	1 487
Post-employment benefits	147	251	263
Hospitalization insurance	226	142	146
Other benefit expense	128	116	138

Total Employee expenses	14 432	15 215	14 727

Summary Of Staff Full Time Equivalent

Staff full time equivalent (“FTE”)	For the year ended December 31,
	2022	2021	2020
Research & Development	82.6	94.1	81.7
General and Administration	11.0	18.2	16.6

Total Staff FTE	93.6	112.3	98.3